Note 9 - Stock-Based Compensation - Allocation of Stock Option Expense (Details) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allocated stock option expense	$ 54,805	$ 67,905	$ 101,191
General and Administrative Expense [Member]
Allocated stock option expense	31,191	45,822	69,057
Research and Development Expense [Member]
Allocated stock option expense	$ 23,614	$ 22,083	$ 32,134